Financial assets and financial liabilities (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 344,520	R$ (296,480)	R$ 101,833
Exposure [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	24,447
Increase in Foreign Currency Sensitivity +10% [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,445
Decrease in Foreign Currency Sensitivity -10% [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ (2,445)